Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Issued Capital [Abstract]
Schedule of capital structure
	2021	2020
	number of shares
Authorized shares
Ordinary shares of USD each
A	200,000	200,000
B	200,000	200,000
C	100,000	100,000
	500,000	500,000

Ordinary shares issued and fully paid
A	25,697	25,697
B	55,951	52,587
C	5,578	4,458
	87,226	82,742

Schedule of share premium
Amount
USD

As at January 1, 2020	25,050,823

At December 31, 2020	25,050,823
Loans converted to equity	7,219,862
Transfer from other reserves during the year	(168,259)
As at December 31, 2021	32,102,426

Schedule of share based payment reserves
Amount
USD

As at January 1, 2020	1,796,810
Share-based payments expense during the year	564,284
At December 31, 2020	2,361,094
Share-based payments expense during the year (note 8)	801,450
As at December 31, 2021	3,162,544